Inventories - Schedule of Inventories, Current (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 635	$ 1,025
Work in progress	151	4,206
Finished goods	1,986
Total inventories	$ 2,772	$ 5,231